INCOME TAXES - Schedule of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024
Changes in the balance of gross unrecognized tax benefits
Gross unrecognized tax benefits, beginning of year	$ 5,669	$ 7,283	$ 10,893
Increases related to tax positions taken during the year	423	1,421	104
Increases related to tax positions taken during prior years	1,125	0	0
Increases related to foreign currency exchange rates	782	101
Decrease related to foreign currency exchange rates			(467)
Reductions for tax positions of prior years	(526)	0	(3,167)
Lapses of statutes of limitations	(2,551)	(3,136)	(80)
Gross unrecognized tax benefits, end of year	$ 4,922	$ 5,669	$ 7,283